Analysis of Allowance for Doubtful Accounts (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of year	$ 4,219	$ 2,320	$ 423
Charge to expenses	209	2,438	2,515
Write-offs	(2,769)	(727)	(688)
Exchange rate differences	(6)	188	70
Balance at end of year	$ 1,653	$ 4,219	$ 2,320